Note 17 - Commitments and Guarantees - Commitments (Details) $ in Thousands	Sep. 30, 2018 CAD ($)
Statement Line Items [Line Items]
Premises and equipment leasing	$ 25,866
Gas, electricity and non-commodity contracts	3,200,110
3,225,976
Not later than one year [member]
Statement Line Items [Line Items]
Premises and equipment leasing	2,618
Gas, electricity and non-commodity contracts	1,026,658
1,029,276
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Premises and equipment leasing	7,773
Gas, electricity and non-commodity contracts	1,747,709
1,755,482
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Premises and equipment leasing	7,775
Gas, electricity and non-commodity contracts	326,348
334,123
Later than five years [member]
Statement Line Items [Line Items]
Premises and equipment leasing	7,700
Gas, electricity and non-commodity contracts	99,395
$ 107,095